OPTIONS (Details)	12 Months Ended
Jun. 30, 2020 $ / shares shares
DisclosureOfOptionsLineItems [Line Items]
Outstanding options	7,050,000
Executive Officers
DisclosureOfOptionsLineItems [Line Items]
Outstanding options	900,000
Weighted average exercise price | $ / shares	$ .60
Weighted average life remaining	1.30
Directors
DisclosureOfOptionsLineItems [Line Items]
Outstanding options	3,600,000
Weighted average exercise price | $ / shares	$ .28
Weighted average life remaining	2.75
Consultants
DisclosureOfOptionsLineItems [Line Items]
Outstanding options	2,550,000
Weighted average exercise price | $ / shares	$ .53
Weighted average life remaining	1.86